11. Notes Payable (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Promissory Notes, long term net of discount	$ 0	$ 5,501,118
Convertible Debentures [Member]
Principal value of Promissory Notes	8,977,721	8,789,794
Loan discounts	(248,972)	(488,117)
Less: current portion	(8,728,749)	(2,800,559)
Promissory Notes, long term net of discount	$ 0	$ 5,501,118